NET INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	$ 60,727,920	$ 32,563,525	$ (2,186,441)
The dilutive effect arising from the convertible bonds	1,139,018	912,009
Numerator for diluted net (loss) income per ordinary share	$ 61,866,938	$ 33,475,534	$ (2,186,441)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic	2,404,640,854	2,325,338,439	2,295,154,791
Dilutive effect of convertible bonds	82,010,834	70,164,498
Diluted	2,534,097,315	2,427,268,831	2,295,154,791
Net (loss) income per ordinary share [Abstract]
Basic	$ 0.025	$ 0.014	$ 0
Diluted	$ 0.024	$ 0.014	$ 0
Share Options
Weighted average shares used in calculating net (loss) income per ordinary share
Dilutive effect	5,513,427	5,440,751
Restricted Shares Units
Weighted average shares used in calculating net (loss) income per ordinary share
Dilutive effect	41,932,200	26,325,143